EQUITY (Schedule of Options Outstanding by Exercise Price Range) (Details) - Share	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	89,871,858	40,956,214
Weighted average remaining contractual (in yrs.)	8 years 4 months 24 days	8 years
Up to 0.99 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	75,663,492	25,752,128
Weighted average remaining contractual (in yrs.)	9 years	8 years 9 months 18 days
1.00-2.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	13,668,366	14,524,086
Weighted average remaining contractual (in yrs.)	5 years 6 months	6 years 7 months 6 days
2.01-10.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	540,000	680,000
Weighted average remaining contractual (in yrs.)	4 years 2 months 12 days	4 years 9 months 18 days